SHAREHOLDER' EQUITY (Narrative) (Details) (USD $)	1 Months Ended						12 Months Ended
	Dec. 31, 2009	Jun. 30, 2007	Jun. 22, 2007	Jun. 21, 2007	Feb. 21, 2006	Jul. 22, 2004	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2008
SHAREHOLDER' EQUITY [Abstract]
Shares issued	18,664,078	9,465,544	9,523,810	793,651
Shares issued, price per share	$ 0.097	$ 0.315		$ 0.315
Net proceeds from sale of stock	$ 1,810,416	$ 2,981,000		$ 250,000			$ 760,000
Issuance of warrants to purchase common stock	9,332,039	4,732,774	2,380,952	396,825	4,000,000
Exercise price of warrant issued	0.139	0.45	0.45	0.45	0.5
Warrant term	4 years	4 years	4 years	4 years
Debt conversion, original debt amount	627,000			470,000
Debt conversion, shares issued				1,492,063	6,000,000	197,217
Debt conversion, price per share				$ 0.315	$ 0.5
Debt instrument, face amount					$ 3,000,000
Number of shares waived			3,000,000
Maximum number of shares to be exercised			1,000,000
Issuance of warrants to purchase common stock, from subsidiary			2,939,192
Number of shares transferred										1,380,000
2000 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized							4,500,000
Plan term							10 years
Exercise price, minimum percentage of fair market value							85.00%
2000 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							3 years
2000 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							4 years
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized							3,500,000
Vesting period							4 years
Plan term							10 years
Exercise price, minimum percentage of fair market value							85.00%
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized							2,000,000
Plan term							10 years
2006 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage							25.00%
2006 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							10 years
Vesting percentage							33.00%